Cover	Nov. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	001-39325
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Central Index Key	0000883948
Entity Tax Identification Number	54-1598552
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	1051 East Cary Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in a Share of 6.875% Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	AUBAP
Security Exchange Name	NASDAQ